UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     November 06, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $132,760 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      202     4170          SOLE                     4170        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     7530   109150          SOLE                   109150        0        0
AMERICAN INTL GROUP INC        COM              026874107     7279   109850          SOLE                   109850        0        0
AMGEN INC                      COM              031162100     2546    35600          SOLE                    35600        0        0
BAUSCH & LOMB INC              COM              071707103     7917   157925          SOLE                   157925        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      806      254          SOLE                      254        0        0
EXXON MOBIL CORP               COM              30231G102      387     5772          SOLE                     5772        0        0
GENERAL ELECTRIC CO            COM              369604103     1499    42470          SOLE                    42470        0        0
GILEAD SCIENCES INC            COM              375558103     5749    83600          SOLE                    83600        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      229     2800          SOLE                     2800        0        0
JOHNSON & JOHNSON              COM              478160104    18039   277785          SOLE                   277785        0        0
JP MORGAN CHASE & CO           COM              46625H100     4744   101025          SOLE                   101025        0        0
MICROSOFT CORP                 COM              594918104     1549    56654          SOLE                    56654        0        0
ONLINE RES CORP                COM              68273G101    13494  1101562          SOLE                  1101562        0        0
ORACLE CORP                    COM              68389X105     8254   465300          SOLE                   465300        0        0
PFIZER INC                     COM              717081103      725    25565          SOLE                    25565        0        0
PRICE T ROWE GROUP INC         COM              74144T108     5992   125219          SOLE                   125219        0        0
QUALCOMM INC                   COM              747525103     9742   268000          SOLE                   268000        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     8245   185400          SOLE                   185400        0        0
SCHLUMBERGER LTD               COM              806857108    11193   180440          SOLE                   180440        0        0
ST JUDE MED INC                COM              790849103     6020   170600          SOLE                   170600        0        0
SUN MICROSYSTEMS INC           COM              866810104      392    79200          SOLE                    79200        0        0
SUNCOR ENERGY INC              COM              867229106     7490   103950          SOLE                   103950        0        0
TIME WARNER INC                COM              887317105      456    25000          SOLE                    25000        0        0
ZIMMER HLDGS INC               COM              98956P102     2281    33789          SOLE                    33789        0        0